UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2002

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		October 31, 2002

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		41
Form 13F Information Table Value Total:		$323,027
List of Other Managers:

No.  13F File Number	Name

      None







                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING
AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS       SOLE
SHARED     NONE
Affiliated Computer   COM      008190100       $12,236      232403 SH          SOLE      None
90548         0    141855
Autodesk, Inc.        COM      052769106       $12,626      882965 SH          SOLE      None
373195        0    509770
CVS Corp              COM      126650100        $6,136      245732 SH          SOLE      None
97502        0    148230
Cabot Corporation     COM      127055101       $10,499      395591 SH          SOLE      None
176431        0    219160
Calpine Corp.         COM      131347106        $4,103     1258580 SH          SOLE      None
639535        0    619045
Chicos FAS Incorpor   COM      168615102        $9,396      496885 SH          SOLE      None
202260        0    294625
Concord EFS Incorpo   COM      206187105        $9,567      607829 SH          SOLE      None
251714        0    356115
Cooper Cameron        COM      216640102        $4,792       96191 SH          SOLE      None
40936        0     55255
Express Scripts Inc   COM      302102100        $8,499      176911 SH          SOLE      None
72366        0    104545
Family Dollar Store   COM      307000109        $8,958      287013 SH          SOLE      None
108828        0    178185
Fidelity National F   COM      316326107        $8,885      270630 SH          SOLE      None
117492        0    153138
Flextronics Interna   COM      Y2573F102       $11,294     1378999 SH          SOLE      None
557759        0    821240
Fossil Incorporated   COM      349882100        $8,962      440606 SH          SOLE      None
192385        0    248221
Hanover Compressor    COM      410768105        $8,614      938367 SH          SOLE      None
398272        0    540095
Harmon Internationa   COM      413086109       $10,811      181697 SH          SOLE      None
81472        0    100225
HCC Insurance Holdi   COM      404132102        $9,591      389862 SH          SOLE      None
182257        0    207605
Health Management A   COM      421933102        $9,574      534845 SH          SOLE      None
204205        0    330640
Health Net Inc        COM      42222G108       $11,447      433608 SH          SOLE      None
179783        0    253825
Integrated Device T   COM      458118106        $6,232      744565 SH          SOLE      None
259275        0    485290
International Recti   COM      460254105        $9,466      512808 SH          SOLE      None
214098        0    298710
Luby's Inc            COM      549282101          $116       40000 SH          SOLE      None
40000        0         0
Manpower Inc.         COM      56418H100       $11,430      358313 SH          SOLE      None
163593        0    194720
Medicis Pharmaceuti   COM      584690309       $11,060      222675 SH          SOLE      None
92565        0    130110
Metris Companies In   COM      591598107        $2,816     1139962 SH          SOLE      None
425852        0    714110
Micro Vision          COM      594960106          $278       52200 SH          SOLE      None
52200        0         0
Mohawk Industries I   COM      608190104        $8,081      141890 SH          SOLE      None
50745        0     91145
National Oilwell In   COM      637071101       $12,112      554585 SH          SOLE      None
239050        0    315535
Netiq Corporation     COM      64115P102        $3,766      304960 SH          SOLE      None
70370        0    234590
New York Community    COM      649445103        $6,288      217726 SH          SOLE      None
84286        0    133440
Priority Healthcare   COM      74264T102        $8,139      350818 SH          SOLE      None
121748        0    229070
Quest Diagnostics I   COM      74834L100        $8,186      143867 SH          SOLE      None
60062        0     83805
Ross Stores Inc       COM      778296103       $10,551      248895 SH          SOLE      None
107915        0    140980
Rouse Co.             COM      779273101          $254        8028 SH          SOLE      None
8028        0         0
Shaw Group            COM      820280105       $13,464      818458 SH          SOLE      None
333118        0    485340
Southwest Bancorp o   COM      84476R109        $8,341      289535 SH          SOLE      None
123270        0    166265
StanCorp Financial    COM      852891100        $1,312       26864 SH          SOLE      None
24719        0      2145
Supergen Inc          COM      868059106          $496      136600 SH          SOLE      None
136600        0         0
Synopsys Inc          COM      871607107        $7,922      171655 SH          SOLE      None
60985        0    110670
Taro Pharmaceutical   COM      M8737E108       $11,289      300232 SH          SOLE      None
126602        0    173630
Veritas Software Co   COM      923436109        $7,577      485055 SH          SOLE      None
185525        0    299530
Vishay Intertechnol   COM      928298108        $7,861      703150 SH          SOLE      None
294835        0    408315
TOTAL PORTFOLIO                               $323,027    17221555 SHS
7242381        0   9979174